Nature and extent of risk arising from financial instruments (Details 1) - CAD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about financial instruments [line items]
Cash	$ 8,530	$ 16,133
Foreign Currency Risk [Member]
Disclosure of detailed information about financial instruments [line items]
Cash	39	38
Investment portfolio	5,838	5,813
Debentures	$ (3,574)	$ (3,971)